Fair Value Measurements - Changes in Forward Contract Liability (Details) - Forward Contracts $ in Millions	6 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 106.2
Change in fair value	83.5
Issuance of Series A Preferred Stock on July 7, 2023	(189.7)
Ending balance	$ 0.0